COMMITMENTS AND CONTINGENCIES - Liabilities Associated with Uncertain Tax Positions (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Commitments and Contingencies Disclosure [Abstract]
Unrecognized tax benefits	$ 18,063	$ 12,849